Long-Term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt and capital lease obligations
The Company’s long-term debt and capital lease obligations consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
ITC^DeltaCom senior secured notes due April 2016	$292,300	$292,300
Unamortized premium on ITC^DeltaCom senior secured notes due April 2016	15,694	14,605
EarthLink senior notes due May 2019	300,000	300,000
Unamortized discount on EarthLink senior notes due May 2019	(8,818)	(8,563)
Capital lease obligations	17,089	16,723
Carrying value of debt and capital lease obligations	616,265	615,065
Less current portion of debt and capital lease obligations	(1,375)	(1,399)
Long-term debt and capital lease obligations	$614,890	$613,666